Basic and Diluted Earnings per Common Share (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Line Items]
Net loss available to common shareholders	$ (1,793,881)	$ (1,657,267)
Weighted average common shares outstanding	10,167,367	9,818,338
Net effect of the assumed exercise of stock options based on the treasury stock method using the average market price for the period	104,843	111,481
Average number of common shares outstanding used to calculate diluted earnings per common share	10,292,210	9,929,819